RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Credit exposure	$ 290,890,645	$ 292,433,720
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	192,655,943	200,136,125
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	22,111,710	22,035,727
Less than 50% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	10,559,114	9,427,666
51 - 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	8,779,050	7,820,690
71 - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	2,382,447	3,964,073
91 - 100% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	206,889	556,783
More than 100% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	184,210	266,515
Financial instruments credit-impaired [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	739,221	795,165
Financial instruments credit-impaired [member] | Less than 50% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	240,489	205,345
Financial instruments credit-impaired [member] | 51 - 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	360,955	320,667
Financial instruments credit-impaired [member] | More than 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	$ 137,777	$ 269,153